Segment Information - Summary of Operating Segments (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)		Dec. 31, 2020 KRW (₩)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		₩ 15,012,645			₩ 14,483,603		₩ 12,492,642
Intersegment net operating revenues (expenses)		0			0
Sub-total		15,012,645			14,483,603
Net interest income		13,112,934		$ 10,405,604	11,229,572		9,722,274
Interest income		20,788,518		16,496,467	15,210,878		14,485,747
Interest expense		(7,675,584)		(6,090,863)	(3,981,306)		(4,763,473)
Net fee and commission income (expense)		3,321,632		2,635,839	3,625,583		2,958,939
Fee and commission income		5,121,520		4,064,118	5,323,606		4,527,024
Fee and commission expense		(1,799,888)		(1,428,278)	(1,698,023)		(1,568,085)
Net insurance income (expenses)		696,513		552,709	556,711		299,993
Insurance income		17,136,842		13,598,726	16,107,858		14,386,640
Insurance expense		(16,440,329)		(13,046,016)	(15,551,147)		(14,086,647)
Net gains on financial instruments at fair value through profit or loss		247,357		196,287	995,304		1,011,366
Net other operating income (expenses)		(2,365,791)		(1,877,344)	(1,923,567)		(1,499,930)
General and administrative expenses		(7,537,802)		(5,981,528)	(7,200,853)		(6,814,812)
Operating income before provision for credit losses		7,474,843		5,931,568	7,282,750		5,677,830
Reversal (provision) of credit losses		(1,835,988)		(1,456,925)	(1,185,133)		(1,043,498)
Net operating income		5,638,855		4,474,643	6,097,617		4,634,332
Share of profit (loss) of associates and joint ventures		(28,758)		(22,821)	93,526		(43,750)
Net other non-operating income (expenses)		185,529			(109,537)
Segment profit before income tax expense		5,795,626		4,599,046	6,081,606		4,779,972
Income tax expense		(1,622,387)		(1,287,425)	(1,697,225)		(1,264,394)
Profit for the year		4,173,239		3,311,621	4,384,381		3,515,578
Profit attributable to shareholders of the Parent Company		4,394,830		3,487,462	4,409,543		3,468,448
Profit (loss), attributable to non-controlling interests		(221,591)		$ (175,841)	(25,162)		47,130
Total assets		701,170,848	[1]		663,895,834	[1]		$ 556,405,314
Total liabilities		651,527,934	[1]		615,601,914	[1]		$ 517,011,803
Banking business
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		9,266,168			8,132,794		7,550,348
Intersegment net operating revenues (expenses)		387,942			306,658
Sub-total		9,654,110			8,439,452
Net interest income		9,291,021			7,728,476
Interest income		15,358,701			10,674,361
Interest expense		(6,067,680)			(2,945,885)
Net fee and commission income (expense)		1,096,608			1,187,881
Fee and commission income		1,530,158			1,586,944
Fee and commission expense		(433,550)			(399,063)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains on financial instruments at fair value through profit or loss		210,581			342,834
Net other operating income (expenses)		(944,100)			(819,739)
General and administrative expenses		(4,697,951)			(4,402,731)
Operating income before provision for credit losses		4,956,159			4,036,721
Reversal (provision) of credit losses		(1,121,170)			(522,728)
Net operating income		3,834,989			3,513,993
Share of profit (loss) of associates and joint ventures		12,666			57,156
Net other non-operating income (expenses)		(37,865)			(79,605)
Segment profit before income tax expense		3,809,790			3,491,544
Income tax expense		(1,081,483)			(953,515)
Profit for the year		2,728,307			2,538,029
Profit attributable to shareholders of the Parent Company		2,996,015			2,590,764
Profit (loss), attributable to non-controlling interests		(267,708)			(52,735)
Total assets	[1]	517,769,512			483,564,898
Total liabilities	[1]	484,046,253			450,675,985
Corporate Banking
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		4,981,702			3,589,404
Intersegment net operating revenues (expenses)		16,366			34,771
Sub-total		4,998,068			3,624,175
Net interest income		4,720,718			3,802,477
Interest income		7,831,383			5,317,800
Interest expense		(3,110,665)			(1,515,323)
Net fee and commission income (expense)		385,884			390,619
Fee and commission income		546,634			534,749
Fee and commission expense		(160,750)			(144,130)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains on financial instruments at fair value through profit or loss		73,680			29,407
Net other operating income (expenses)		(182,214)			(598,328)
General and administrative expenses		(1,972,147)			(1,831,948)
Operating income before provision for credit losses		3,025,921			1,792,227
Reversal (provision) of credit losses		(778,260)			(392,956)
Net operating income		2,247,661			1,399,271
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		(13,317)			(9,237)
Segment profit before income tax expense		2,234,344			1,390,034
Income tax expense		(732,211)			(368,577)
Profit for the year		1,502,133			1,021,457
Profit attributable to shareholders of the Parent Company		1,505,240			1,022,699
Profit (loss), attributable to non-controlling interests		(3,107)			(1,242)
Total assets	[1]	211,989,036			189,310,448
Total liabilities	[1]	205,382,625			197,834,530
Retail Banking
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		4,472,888			2,958,198
Intersegment net operating revenues (expenses)		0			0
Sub-total		4,472,888			2,958,198
Net interest income		3,936,872			3,541,539
Interest income		5,763,852			4,437,930
Interest expense		(1,826,980)			(896,391)
Net fee and commission income (expense)		261,350			392,060
Fee and commission income		415,858			535,530
Fee and commission expense		(154,508)			(143,470)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains on financial instruments at fair value through profit or loss		0			0
Net other operating income (expenses)		274,666			(975,401)
General and administrative expenses		(2,092,770)			(2,036,855)
Operating income before provision for credit losses		2,380,118			921,343
Reversal (provision) of credit losses		(281,868)			(125,876)
Net operating income		2,098,250			795,467
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		0			0
Segment profit before income tax expense		2,098,250			795,467
Income tax expense		(522,478)			(218,753)
Profit for the year		1,575,772			576,714
Profit attributable to shareholders of the Parent Company		1,575,772			576,714
Profit (loss), attributable to non-controlling interests		0			0
Total assets	[1]	165,273,848			169,513,344
Total liabilities	[1]	191,786,626			180,815,013
Other Banking Services
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		(188,422)			1,585,192
Intersegment net operating revenues (expenses)		371,576			271,887
Sub-total		183,154			1,857,079
Net interest income		633,431			384,460
Interest income		1,763,466			918,631
Interest expense		(1,130,035)			(534,171)
Net fee and commission income (expense)		449,374			405,202
Fee and commission income		567,666			516,665
Fee and commission expense		(118,292)			(111,463)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains on financial instruments at fair value through profit or loss		136,901			313,427
Net other operating income (expenses)		(1,036,552)			753,990
General and administrative expenses		(633,034)			(533,928)
Operating income before provision for credit losses		(449,880)			1,323,151
Reversal (provision) of credit losses		(61,042)			(3,896)
Net operating income		(510,922)			1,319,255
Share of profit (loss) of associates and joint ventures		12,666			57,156
Net other non-operating income (expenses)		(24,548)			(70,368)
Segment profit before income tax expense		(522,804)			1,306,043
Income tax expense		173,206			(366,185)
Profit for the year		(349,598)			939,858
Profit attributable to shareholders of the Parent Company		(84,997)			991,351
Profit (loss), attributable to non-controlling interests		(264,601)			(51,493)
Total assets	[1]	140,506,628			124,741,106
Total liabilities	[1]	86,877,002			72,026,442
Securities
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		1,126,925			1,675,977		1,448,409
Intersegment net operating revenues (expenses)		(38,909)			11,002
Sub-total		1,088,016			1,686,979
Net interest income		538,275			556,386
Interest income		1,156,586			824,775
Interest expense		(618,311)			(268,389)
Net fee and commission income (expense)		784,748			1,014,801
Fee and commission income		979,215			1,201,670
Fee and commission expense		(194,467)			(186,869)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains on financial instruments at fair value through profit or loss		(210,589)			123,183
Net other operating income (expenses)		(24,418)			(7,391)
General and administrative expenses		(822,409)			(855,142)
Operating income before provision for credit losses		265,607			831,837
Reversal (provision) of credit losses		(28,425)			(18,438)
Net operating income		237,182			813,399
Share of profit (loss) of associates and joint ventures		3,039			14,484
Net other non-operating income (expenses)		12,994			(18,307)
Segment profit before income tax expense		253,215			809,576
Income tax expense		(64,300)			(215,424)
Profit for the year		188,915			594,152
Profit attributable to shareholders of the Parent Company		187,784			594,301
Profit (loss), attributable to non-controlling interests		1,131			(149)
Total assets	[1]	53,824,245			55,493,984
Total liabilities	[1]	47,946,933			50,008,422
Non-life Insurance
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		1,423,684			1,285,593		1,027,269
Intersegment net operating revenues (expenses)		(29,335)			(53,017)
Sub-total		1,394,349			1,232,576
Net interest income		693,193			625,228
Interest income		717,558			634,816
Interest expense		(24,365)			(9,588)
Net fee and commission income (expense)		(190,354)			(173,348)
Fee and commission income		17,889			10,418
Fee and commission expense		(208,243)			(183,766)
Net insurance income (expenses)		655,452			493,271
Insurance income		13,424,848			12,722,178
Insurance expense		(12,769,396)			(12,228,907)
Net gains on financial instruments at fair value through profit or loss		339,698			369,864
Net other operating income (expenses)		(103,640)			(82,439)
General and administrative expenses		(849,452)			(833,597)
Operating income before provision for credit losses		544,897			398,979
Reversal (provision) of credit losses		(6,066)			(5,476)
Net operating income		538,831			393,503
Share of profit (loss) of associates and joint ventures		1,104			(143)
Net other non-operating income (expenses)		190,263			17,446
Segment profit before income tax expense		730,198			410,806
Income tax expense		(172,169)			(108,715)
Profit for the year		558,029			302,091
Profit attributable to shareholders of the Parent Company		557,680			301,836
Profit (loss), attributable to non-controlling interests		349			255
Total assets	[1]	42,736,747			41,472,227
Total liabilities	[1]	39,397,168			37,328,955
Credit Card
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		1,781,135			1,773,989		1,538,230
Intersegment net operating revenues (expenses)		(150,464)			(158,545)
Sub-total		1,630,671			1,615,444
Net interest income		1,474,209			1,390,753
Interest income		1,983,828			1,768,215
Interest expense		(509,619)			(377,462)
Net fee and commission income (expense)		519,501			546,022
Fee and commission income		1,617,446			1,644,806
Fee and commission expense		(1,097,945)			(1,098,784)
Net insurance income (expenses)		10,593			11,589
Insurance income		19,702			21,711
Insurance expense		(9,109)			(10,122)
Net gains on financial instruments at fair value through profit or loss		1,724			3,431
Net other operating income (expenses)		(375,356)			(336,351)
General and administrative expenses		(597,158)			(577,734)
Operating income before provision for credit losses		1,033,513			1,037,710
Reversal (provision) of credit losses		(500,453)			(465,342)
Net operating income		533,060			572,368
Share of profit (loss) of associates and joint ventures		1,583			785
Net other non-operating income (expenses)		(7,197)			(7,378)
Segment profit before income tax expense		527,446			565,775
Income tax expense		(144,443)			(144,611)
Profit for the year		383,003			421,164
Profit attributable to shareholders of the Parent Company		378,592			418,898
Profit (loss), attributable to non-controlling interests		4,411			2,266
Total assets	[1]	29,721,017			27,349,561
Total liabilities	[1]	24,998,214			22,793,919
Life Insurance
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		501,983			631,065		237,416
Intersegment net operating revenues (expenses)		(29,827)			(7,273)
Sub-total		472,156			623,792
Net interest income		555,188			519,609
Interest income		566,271			523,882
Interest expense		(11,083)			(4,273)
Net fee and commission income (expense)		(39,059)			(26,895)
Fee and commission income		508			433
Fee and commission expense		(39,567)			(27,328)
Net insurance income (expenses)		39,160			56,871
Insurance income		3,736,166			3,406,145
Insurance expense		(3,697,006)			(3,349,274)
Net gains on financial instruments at fair value through profit or loss		66,865			137,343
Net other operating income (expenses)		(149,998)			(63,136)
General and administrative expenses		(224,968)			(203,198)
Operating income before provision for credit losses		247,188			420,594
Reversal (provision) of credit losses		1,264			1,677
Net operating income		248,452			422,271
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		(379)			(158)
Segment profit before income tax expense		248,073			422,113
Income tax expense		(61,810)			(132,510)
Profit for the year		186,263			289,603
Profit attributable to shareholders of the Parent Company		186,263			289,603
Profit (loss), attributable to non-controlling interests		0			0
Total assets	[1]	34,846,987			36,921,678
Total liabilities	[1]	33,097,892			34,166,882
Others
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		912,750			984,185		₩ 690,970
Intersegment net operating revenues (expenses)		205,463			98,215
Sub-total		1,118,213			1,082,400
Net interest income		559,468			411,874
Interest income		1,064,529			816,515
Interest expense		(505,061)			(404,641)
Net fee and commission income (expense)		1,145,309			1,068,648
Fee and commission income		1,301,765			1,187,661
Fee and commission expense		(156,456)			(119,013)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains on financial instruments at fair value through profit or loss		21,844			184,467
Net other operating income (expenses)		(608,408)			(582,589)
General and administrative expenses		(466,510)			(438,170)
Operating income before provision for credit losses		651,703			644,230
Reversal (provision) of credit losses		(178,172)			(175,568)
Net operating income		473,531			468,662
Share of profit (loss) of associates and joint ventures		(7,966)			9,411
Net other non-operating income (expenses)		(4,717)			2,408
Segment profit before income tax expense		460,848			480,481
Income tax expense		(113,458)			(148,044)
Profit for the year		347,390			332,437
Profit attributable to shareholders of the Parent Company		343,859			330,563
Profit (loss), attributable to non-controlling interests		3,531			1,874
Total assets	[1]	60,219,661			52,929,567
Total liabilities	[1]	25,973,896			23,191,051
Consolidation adjustments
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		0			0
Intersegment net operating revenues (expenses)		(344,870)			(197,040)
Sub-total		(344,870)			(197,040)
Net interest income		1,580			(2,754)
Interest income		(58,955)			(31,686)
Interest expense		60,535			28,932
Net fee and commission income (expense)		4,879			8,474
Fee and commission income		(325,461)			(308,326)
Fee and commission expense		330,340			316,800
Net insurance income (expenses)		(8,692)			(5,020)
Insurance income		(43,874)			(42,176)
Insurance expense		35,182			37,156
Net gains on financial instruments at fair value through profit or loss		(182,766)			(165,818)
Net other operating income (expenses)		(159,871)			(31,922)
General and administrative expenses		120,646			109,719
Operating income before provision for credit losses		(224,224)			(87,321)
Reversal (provision) of credit losses		(2,966)			742
Net operating income		(227,190)			(86,579)
Share of profit (loss) of associates and joint ventures		(39,184)			11,833
Net other non-operating income (expenses)		32,430			(23,943)
Segment profit before income tax expense		(233,944)			(98,689)
Income tax expense		15,276			5,594
Profit for the year		(218,668)			(93,095)
Profit attributable to shareholders of the Parent Company		(255,363)			(116,422)
Profit (loss), attributable to non-controlling interests		36,695			23,327
Total assets	[1]	(37,947,321)			(33,836,081)
Total liabilities	[1]	₩ (3,932,422)			₩ (2,563,300)

[1]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.